Shareholders’ Equity (Details) - Schedule of Warrants Outstanding and Exercisable - Warrant [Member] - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Warrants Outstanding and Exercisable [Line Items]
Warrants, outstanding at opening balance	699,178,353	699,178,353
Weighted Average Exercise Price, outstanding at opening balance	$ 0.266	$ 0.266
Warrants, Issued	39,171,620
Weighted Average Exercise Price, Issued	$ 0.57
Warrants, Exercised
Weighted Average Exercise Price, Exercised
Warrants, Repurchased
Weighted Average Exercise Price, Repurchased
Warrants ,outstanding at ending balance	738,349,973	699,178,353
Weighted Average Exercise Price, outstanding at ending balance	$ 0.57	$ 0.266